Income tax (Table)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Income Taxes Are Recognized In Profit Or Loss

	2024 € '000s	2023 € '000s	2022 € '000s
The following income taxes are recognized in profit or loss:
Current tax expense
Current year	70,154	42,921	27,749
Global minimum top-up tax	702	—	—
Changes in estimates related to prior years	(1,351)	(260)	37
Foreign exchange adjustment	348	(168)	642
Deferred tax credit
Origination and reversal of temporary differences	(7,738)	(13,689)	4,255
Origination of changes in tax rates	—	247	66
Changes in estimates related to prior years	1,794	(574)	—
Recognition of previously unrecognized deferred tax assets	(395)	—	(134)
Write-down of deferred tax asset	4,448	—	—
Foreign exchange adjustment	(73)	17	270
Release of deferred tax arising on business combinations	(2,588)	(3,331)	(4,256)
Dividend tax expense	9,952	223	5,611
Income tax expense reported in profit or loss	75,253	25,386	34,240

Summary of Tax Rate For The Effective Tax Reconciliation Is Taken From The Company's Domestic Tax Rate
The applicable tax rate for the effective tax reconciliation is taken from the Group’s weighted average tax rate of 10.1% (2023: 13.4%) (2022: 5.2%). The weighted average tax rate was calculated by utilizing the absolute profit/loss and applicable domestic tax rate of each subsidiary within the Group.

	2024 € '000s	2023 € '000s	2022 € '000s
Profit before taxation	188,798	16,780	216,509
At Group blended tax rate	19,023	2,245	11,276
Tax expense/(benefit) at statutory rate
Rate differential between blended tax rate and local tax rate	(754)	(11,301)	18,508
Non-deductible expenses / non-taxable income	6,431	10,020	(2,664)
Dividends tax	9,952	223	5,611
Recognition of previously unrecognized deferred tax assets	(395)	—	(134)
Deferred tax arising on taxable loss not recognized	40,996	24,199	1,643
Expense reported in the Consolidated Statement of Profit or Loss and Other Comprehensive Income	75,253	25,386	34,240

Summary of Reconciliation of Deferred Tax Assets/(Liabilities)

	2024 € '000s	2023 € '000s
Reconciliation of deferred tax assets, net:
Net deferred tax assets as of January 1	32,019	14,587
Net additions from business combinations	—	119
Recognized within income tax expense	4,552	17,330
Foreign currency translation adjustment	167	(17)
Net deferred tax assets as of December 31	36,738	32,019

	2024 € '000s	2023 € '000s
The deferred tax assets and liabilities relate to the following items:
Taxes arising on acquired intangible assets[1]	(6,683)	(17,137)
Intangible assets	6	43
Trade and other payables	7,829	9,644
Tax loss carried forward[1]	33,877	38,067
RSUs	1,923	2,404
Right-of-use asset	(4,692)	(5,766)
Lease liability	6,404	6,829
Other assets and prepayments	(1,926)	(2,065)
Reflected in the Consolidated Statement of Financial Position:
Deferred tax assets	38,834	36,703
Deferred tax liabilities	(2,096)	(4,684)
[1] Included in these amounts is a deferred tax liability relating to intangible assets recognized on DGC business combination and deferred tax asset for unused tax losses of €6.2 million.